INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
INVENTORIES
Raw materials	$ 17,150	$ 19,047
Work in progress	15,097	26,425
Finished goods	10,736	12,602
Inventories	$ 42,983	$ 58,074